LONG TERM DEBT (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		12 Months Ended
	Jul. 09, 2020	May 04, 2020	May 17, 2021	Mar. 22, 2021	Feb. 19, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Sep. 04, 2018	Jan. 19, 2017	Dec. 21, 2016
Debt Issuance Costs								$ 86,000	$ 0
Outstanding Principal Balance						$ 39,000		46,000	24,000
Gain For Extinguishment Of Debt						41,000	$ 87,000	578,000	(296,000)
Current Portion Of Long-term Debt						67,000		88,000	28,000
Long-term Debt-related Parties								59,200
Debt forgiveness amount						41,232		94,392
Accrued Interest						232,000		261,000	1,517,000
Paycheck Protection Program
Outstanding Principal Balance						4,491,000
Current Portion Of Long-term Debt								11,000	50,477
Debt forgiveness amount								23,742
Accrued Interest						407		385	293
Payroll costs						100,000		100,000
Proceeds From Loan		$ 50,184
Loan Interest Rate		1.00
Loan Maturity Term		24 months
Debt Interest Forgiveness Amount								234
10% Senior Unsecured Convertible Debenture
Debt Issuance Costs								819,024
Accrued Interest						28,250		73,326	293
Convertible Debentures Right Description			each debenture unit will have a right to 1,000 warrants for common stock shares, warrants have an exercise price of $0.80 and an expiration date of May 17, 2023
Change Of Control Premium Percentage			3
Deemed Price			$ 0.50
Convertible Debentures			$ 1,000					1,130,000
Bond Payable Discount								240,856
Unamortized Debt Issuance Costs								69,120
Debt Maturity Date			May 17, 2024
Proceeds From Convertible Debenture			$ 1,130,000
Conversion Price			$ 0.50
Mr. Bill Wells
Outstanding Principal Balance	$ 90,000							97,052
Gain For Extinguishment Of Debt								20,000
Current Portion Of Long-term Debt						65,299		77,087
Debt forgiveness amount	$ 110,000					$ 35,000		$ 40,000
Promissory Note Interest Rate						6.0%		6.0%
Loan Maturity Term						P18Y		18 months
Exercise price	$ 0.49
Received cash payment	$ 20,000					$ 35,000		$ 20,000
Monthly payment due	$ 3,667							5,000
Common Share Stock Option	66,000
Salary	$ 220,000
Total Amount To Be Receive	$ 3,000,000.0							3,000,000.0
Shares Vested Per Month	3,667
Common Stock Exercise Price	$ 0.49
Principal And Accrued Interest								99,158
Dr. Cartwright
Outstanding Principal Balance					$ 1,621,000			1,621,000
Gain For Extinguishment Of Debt										$ 840,000
Long-term Debt-related Parties								281,000
Due to related party											$ 1,621,000
Future debt obligations						284,867
Debt forgiveness amount								1,302,000
Promissory Note Interest Rate					6.0%
Debt Instrument Converted Amount					$ 85,000
Series F-2 Preferred Stock Issued Upon Conversion Of Debt					100
Salary					$ 337,000			337,000
Principal Amount Of Promissory Note					$ 267,085				1,621,000
Loans, Interest, Bonus, Salary And Vacation Paid Amount											$ 1,621,499
Interest Rate Per Annum											6.00%
Issuance Of Promissory Note In Exchange Of Related Party Debt											$ 319,000
Capital Contribution										432,000
Promissory Note Maturity Date					February 18, 2023
Mr. Fowler
Outstanding Principal Balance						146,400		12,601				$ 13,900	$ 12,500
Long-term Debt-related Parties						26,586		150,000
Due to related party				$ 546,214		6,232
Future debt obligations						146,400
Debt forgiveness amount						253,429,000
Accrued Interest				133,590
Due To Related Party, Amount				$ 546,214
Promissory Note Interest Rate Description				The note accrues interest at the rate of 6.0% (18.0% in the event of default) beginning on March 1, 2022 and is payable in monthly installments of $3,600 for four years,
Accrued Interest Rate Description				The notes accrue at an interest rate of 6% (18% in the event of default).
Promissory Note Interest Rate				6.0
Debt Instrument Converted Amount				$ 50,000
Series F-2 Preferred Stock Issued Upon Conversion Of Debt				50
Promissory Note Default Interest Rate				18
Promissory Note Monthly Installment				$ 3,600
Preferred Shares Converted Into Common Stock				200,000
Effective Interest Rate				6.18
Deferred Salary				$ 412,624
Unsecured Note Issued Upon Conversion Of Debt				150,000
Mr. Fowler | Maximum | Debt Exchanges - 2021
Debt forgiveness amount				259,661
Mr. Fowler | Long-Term Debt - Related Parties
Outstanding Principal Balance				26,400		26,400
Debt forgiveness amount				86,554
Accrued Interest				$ 18,718
Dr. Faupel
Outstanding Principal Balance					$ 661,000			661,000
Gain For Extinguishment Of Debt										199,000
Long-term Debt-related Parties								161,000
Due to related party											660,895
Future debt obligations						$ 163,376
Debt forgiveness amount								454,000
Promissory Note Interest Rate					6.0%
Debt Instrument Converted Amount					$ 100,000
Series F-2 Preferred Stock Issued Upon Conversion Of Debt					85
Salary					$ 134,000			$ 134,000
Principal Amount Of Promissory Note					$ 153,178				$ 661,000				$ 3,850
Issuance Of Promissory Note In Exchange Of Related Party Debt											$ 207,111
Capital Contribution										$ 235,000
Promissory Note Maturity Date					February 18, 2023
Dr. Faupel and Mr. Cartwright [Member] | July 24, 2019 [Member]
Simple Interest Rate								6.0